Annual Fund Operating Expenses - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Investment Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.70%
Retirement Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.60%
Other Expenses (as a percentage of Assets):	0.75%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	0.48%	[1]
Net Expenses (as a percentage of Assets)	0.72%

[1]
Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) has contractually agreed to waive fees and/or reimburse Fund operating expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes, and extraordinary or non‑routine expenses) to an annual rate of 0.72% of the average daily net assets of the Fund’s Investment Shares and Retirement Shares (the “Expense Limitation Agreement”). Any payment made by the Adviser in connection with the Expense Limitation Agreement is subject to recoupment by the Adviser in the thirty‑six (36) month period following the payment, if (i) requested by the Adviser and (ii) the aggregate amount actually paid by a class of the Fund toward operating expenses (taking into account other recoupments) does not exceed the expense cap (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This Expense Limitation Agreement will remain in effect until June 30, 2026, and may only be changed or eliminated with the approval of the Board of Trustees of the Fund (the “Board”) during such period. The Expense Limitation Agreement shall be automatically renewed for successive one‑year periods thereafter unless Olive Street provides the Fund with written notice of its election to not renew the agreement at least 60 days prior to the end of the current one‑year term.